Note 17: Executive and Board Compensation: ScheduleOfBoardCompensation (Tables)	3 Months Ended
Aug. 31, 2013
Tables/Schedules
ScheduleOfBoardCompensation

Schedule of Board Compensation

Month	Board Shares Approved, Not Issued	Board Shares Issued	5 Day Average Share Closing Price	Cost Base
June	15,000	0	$0.00274	$41.10
July	15,000	0	$0.00222	$33.30
August	15,000	0	$0.00112	$16.80
Quarter Total	45,000	0	$0.00203	$91.20